TAX CHARGE (CREDIT)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
TAX CHARGE (CREDIT)	TAX CHARGE (CREDIT)

	Year Ended December 31,
	2023	2022	2021
Current tax expense	3,168	1,522	1,481
Deferred tax benefit (Note 17)	(1,287)	(1,012)	(1,770)
	1,881	510	(289)
For the years ended December 31, 2023, 2022 and 2021, the effective tax rate of the Group amounted to 9.3%, 17.6% and (2.4)%, respectively, as follows:

	Year ended December 31,
	2023	2022	2021
Income before tax	20,141	2,900	12,164
Effective tax expense	2,721	3,190	608
Tax effects of:
Disallowed expenses (credits)	635	1,722	239
Unrecognized deferred tax	(1,266)	(4,121)	(939)
Change in estimates related to prior periods	(106)	67	—
Tax incentives	(115)	(300)	—
Income subject to other tax rates	—	—	(273)
Other	12	(48)	76
	1,881	510	(289)
At December 31, 2023, outstanding income tax across jurisdictions amounted to $95 (December 31, 2022: $716).